UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2011
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            08/12/2011
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       83

Form 13f Information Table Value Total:                 25566436
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100    49410   939000 SH       Sole                   659000            280000
                                                             69298  1316960 SH       Defined 01            1316960
Aon Corporation                COM              037389103   607072 11833770 SH       Sole                  9346770           2487000
                                                            535716 10442812 SH       Defined 01           10442812
Bank of New York Mellon Corpor COM              064058100   495483 19339685 SH       Sole                 15858685           3481000
                                                            387295 15116895 SH       Defined 01           15116895
Campbell Soup Company          COM              134429109   304780  8821426 SH       Sole                  7254426           1567000
                                                            331479  9594179 SH       Defined 01            9594179
CEMEX S.A.B. de C.V. ADR       COM              151290889   857949 99761520 SH       Sole                 81340621          18420899
                                                            516141 60016380 SH       Defined 01           60016380
Chesapeake Energy Corporation  COM              165167107  1772108 59687035 SH       Sole                 50514912           9172123
                                                            813820 27410576 SH       Defined 01           27410576
Dell Inc.                      COM              24702R101  1825605 109514412 SH      Sole                 92410474          17103938
                                                            671481 40280800 SH       Defined 01           40280800
Dillard's Inc.                 COM              254067101     2472    47407 SH       Sole                                      47407
                                                            191832  3679180 SH       Defined 01            3679180
DineEquity Inc                 COM              254423106     8018   153400 SH       Sole                   105000             48400
                                                            155665  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101  1288996 25363959 SH       Sole                 20929359           4434600
                                                            572088 11257141 SH       Defined 01           11257141
Everest Re Group Ltd.          COM              G3223R108   321579  3933683 SH       Sole                  3030200            903483
                                                            109136  1335000 SH       Defined 01            1335000
Expedia Inc.                   COM              30212P105     1352    46621 SH       Sole                                      46621
                                                            122230  4216297 SH       Defined 01            4216297
Fair Isaac Corporation         COM              303250104    33257  1101235 SH       Sole                   490816            610419
                                                             81804  2708740 SH       Defined 01            2708740
FedEx Corporation              COM              31428X106   412565  4349654 SH       Sole                  3542254            807400
                                                            348064  3669629 SH       Defined 01            3669629
Global Crossing Ltd.           COM              G3921A175   277104  7220011 SH       Sole                  6384011            836000
                                                              7457   194300 SH       Defined 01             194300
Lamar Advertising Company      COM              512815101     1656    60500 SH       Sole                                      60500
                                                            134316  4907435 SH       Defined 01            4907435
Level 3 Communications Inc.    COM              52729N100   523927 214724257 SH      Sole                176842681          37881576
                                                            524329 214888754 SH      Defined 01          214888754
Liberty Media Corporation Inte COM              53071M104   561434 33478463 SH       Sole                 26965994           6512469
                                                            410198 24460224 SH       Defined 01           24460224
Lockheed Martin Corporation    COM              539830109    16356   202000 SH       Sole                   119000             83000
                                                             63490   784117 SH       Defined 01             784117
Loews Corporation              COM              540424108   939485 22320865 SH       Sole                 18479865           3841000
                                                            444849 10569000 SH       Defined 01           10569000
Madison Square Garden Company  COM              55826P100     1115    40500 SH       Sole                                      40500
                                                             50671  1840585 SH       Defined 01            1840585
Markel Corporation             COM              570535104   174394   439490 SH       Sole                   350017             89473
                                                            139535   351642 SH       Defined 01             351642
Martin Marietta Materials Inc. COM              573284106   234230  2928970 SH       Sole                  2389670            539300
                                                            118196  1478000 SH       Defined 01            1478000
News Corporation - Class A     COM              65248E104   588567 33252354 SH       Sole                 28900354           4352000
                                                            495388 27988000 SH       Defined 01           27988000
Potlatch Corporation           COM              737630103     1345    38142 SH       Sole                                      38142
                                                             94839  2688952 SH       Defined 01            2688952
Royal Philips Electronics ADR  COM              500472303   296550 11547899 SH       Sole                  9358099           2189800
                                                             87485  3406731 SH       Defined 01            3406731
Ruddick Corporation            COM              781258108      958    22000 SH       Sole                                      22000
                                                             92068  2114562 SH       Defined 01            2114562
Service Corporation Internatio COM              817565104   178605 15291484 SH       Sole                 11936584           3354900
                                                            203834 17451523 SH       Defined 01           17451523
Telephone and Data Systems Inc COM              879433860    67600  2510228 SH       Sole                  1965380            544848
                                                            118208  4389469 SH       Defined 01            4389469
Texas Industries Inc.          COM              882491103    19878   477500 SH       Sole                   414000             63500
                                                            227508  5465000 SH       Defined 01            5465000
The Travelers Companies Inc.   COM              89417E109   430588  7375600 SH       Sole                  6286600           1089000
                                                            443011  7588400 SH       Defined 01            7588400
The Washington Post Company    COM              939640108    32385    77301 SH       Sole                    73115              4186
                                                            121077   289000 SH       Defined 01             289000
tw telecom inc.                COM              87311L104   342010 16659029 SH       Sole                 14107252           2551777
                                                            228912 11150100 SH       Defined 01           11150100
Vail Resorts Inc.              COM              91879Q109     1479    32000 SH       Sole                                      32000
                                                            123805  2678600 SH       Defined 01            2678600
Vodafone Group Plc ADR         COM              92857W209   162477  6080719 SH       Sole                  5176719            904000
                                                             44923  1681235 SH       Defined 01            1681235
Vulcan Materials Company       COM              929160109    35449   920044 SH       Sole                   689944            230100
                                                            207170  5376856 SH       Defined 01            5376856
Walt Disney Company            COM              254687106   682738 17488158 SH       Sole                 14092858           3395300
                                                            334300  8563000 SH       Defined 01            8563000
Wendy's/Arby's Group Inc.      COM              950587105   150604 29705000 SH       Defined 01           29705000
Willis Group Holdings PLC      COM              G96666105   218058  5304255 SH       Sole                  4278255           1026000
                                                            355314  8643000 SH       Defined 01            8643000
Yum! Brands Inc.               COM              988498101   914222 16550000 SH       Sole                 13752000           2798000
                                                            537733  9734483 SH       Defined 01            9734483
Level 3 Communications Inc. Co CONV             52729NBM1   163601 100062000 PRN     Defined 01          100062000
Level 3 Communications Inc. Co CONV             52729NBR0    16958  8000000 PRN      Sole                  8000000
Shanda Interactive Convertible CONV             81941QAD6    12873 11097000 PRN      Sole                 11097000
                                                             24479 21103000 PRN      Defined 01           21103000